GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Gain on Sale of Vessels) (Details) $ in Thousands	1 Months Ended					12 Months Ended
	Aug. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Feb. 29, 2016 vessel
Property, Plant and Equipment [Line Items]
Gain on termination of charters | $						$ 2,823	$ 0	$ 0
Gain/(Loss) | $						(1,699)	(167)	7,364
Gain (Loss) On Disposition of Assets and Termination of Charters | $	$ 300	$ (1,100)	$ (1,700)	$ 700	$ (26)	$ 1,124	$ (167)	$ 7,364
Number of vessels sold									1
Crude Oil Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold						4
Double-hull Very Large Crude Carriers (VLCC) [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold							1
Sale of offshore support vessel Sea Bear [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold							1
Container vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold							5
Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold							3